CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A Ordinary shares Common Stock	Class B Ordinary shares Common Stock		Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Jul. 07, 2020		$ 0	$ 0		$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jul. 07, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(20,233)	(20,233)
Balance at the end at Sep. 30, 2020			$ 690		24,310	(20,233)	4,767
Balance at the end (in shares) at Sep. 30, 2020			6,900,000
Balance at the beginning at Jul. 07, 2020		$ 0	$ 0		0	0	0
Balance at the beginning (in shares) at Jul. 07, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	[1],[2]		$ 690		24,310		25,000
Net loss						(32,821)	(32,821)
Balance at the end at Dec. 31, 2020		$ 0	$ 690		24,310	(32,821)	(7,821)
Balance at the end (in shares) at Dec. 31, 2020		0	6,900,000	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption					(24,310)	(29,575,286)	(29,599,596)
Net loss					0	1,528,079	1,528,079
Balance at the end at Mar. 31, 2021			$ 690		0	(28,080,028)	(28,079,338)
Balance at the end (in shares) at Mar. 31, 2021			6,900,000
Balance at the beginning at Dec. 31, 2020		$ 0	$ 690		24,310	(32,821)	(7,821)
Balance at the beginning (in shares) at Dec. 31, 2020		0	6,900,000	[1],[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(5,543,192)
Balance at the end at Sep. 30, 2021			$ 690		0	(35,151,299)	(35,150,609)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000
Balance at the beginning at Mar. 31, 2021			$ 690		0	(28,080,028)	(28,079,338)
Balance at the beginning (in shares) at Mar. 31, 2021			6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0	(10,445,389)	(10,445,389)
Balance at the end at Jun. 30, 2021			$ 690		0	(38,525,417)	(38,524,727)
Balance at the end (in shares) at Jun. 30, 2021		0	(6,900,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					0	3,374,118	3,374,118
Balance at the end at Sep. 30, 2021			$ 690		$ 0	$ (35,151,299)	$ (35,150,609)
Balance at the end (in shares) at Sep. 30, 2021			6,900,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).